Short Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Short-Term Borrowings [Abstract]
Schedule Of Short Term Debt [Text Block]
The detail of these borrowings for the years 2012, 2011 and 2010 is presented in the following table:

(Dollars in thousands)	Federal Funds Purchased and Securities Sold Under Agreements to Repurchase	Trading Liabilities	Other Short-term Borrowings
2012
Average balance	$1,928,891	$589,461	$450,690
Year-end balance	1,906,461	564,429	441,201
Maximum month-end outstanding	2,035,285	808,139	1,270,180
Average rate for the year	.24%	1.77%	.15%
Average rate at year-end	.22	1.88	.25
2011
Average balance	$2,159,933	$609,772	$290,344
Year-end balance	1,887,052	347,285	172,550
Maximum month-end outstanding	2,631,628	709,642	643,094
Average rate for the year	.23%	2.45%	.29%
Average rate at year-end	.23	2.34	.08
2010
Average balance	$2,615,536	$547,377	$227,772
Year-end balance	2,114,908	361,920	180,735
Maximum month-end outstanding	3,046,201	654,748	693,512
Average rate for the year	.24%	3.30%	.56%
Average rate at year-end	.22	3.01	.18